Note 13	9 Months Ended
Jul. 31, 2012
Earnings Per Share [Text Block]
13. Basic earnings per share is computed by dividing net earnings attributable to common stockholders by the weighted-average number of common shares outstanding for the period, adjusted for non-vested shares of restricted stock (the “denominator”) for the period.  The basic weighted-average number of shares for the three months and nine months ended July 31, 2012 includes 9.4 million shares related to Purchase Contracts (issued as part of our 7.25% Tangible Equity Units) which are issuable in the future with no additional cash required to be paid by the holders thereof. Computing diluted earnings per share is similar to computing basic earnings per share, except that the denominator is increased to include the dilutive effects of all issued and outstanding options and non-vested shares of restricted stock.  Any options that have an exercise price greater than the average market price are considered to be anti-dilutive and are excluded from the diluted earnings per share calculation.

All outstanding non-vested shares of restricted stock that contain non-forfeitable rights to dividends or dividend equivalents that participate in undistributed earnings with common stock are considered participating securities and are included in computing earnings per share pursuant to the two-class method. The two-class method is an earnings allocation formula that determines earnings per share for each class of common stock and participating securities according to dividends or dividend equivalents and participation rights in undistributed earnings. The Company’s restricted common stock (“non-vested shares”) are considered participating securities.

Basic and diluted earnings per share for the periods presented below were calculated as follows:

	Three Months Ended July 31,		Nine Months Ended July 31,
(In thousands, except per share data)	2012	2011	2012	2011

Numerator:
Net earnings (loss) attributable to Hovnanian	$34,676	$(50,930)	$18,213	$(187,739)
Less: undistributed earnings allocated to nonvested shares	(76)		(52)
Numerator for basic earnings per share	34,600	(50,930)	18,161	(187,739)
Plus: undistributed earnings allocated to nonvested shares	76		52
Less: undistributed earnings reallocated to nonvested shares	(76)		(52)
Numerator for diluted earnings per share	$34,600	$(50,930)	$18,161	$(187,739)
Denominator:
Denominator for basic earnings per share	138,472	108,721	121,357	97,648
Effect of dilutive securities:
Share based payments	80		23
Denominator for diluted earnings per share – weighted average shares outstanding	138,552	108,721	121,380	97,648
Basic earnings per share	$0.25	$(0.47)	$0.15	$(1.92)
Diluted earnings per share	$0.25	$(0.47)	$0.15	$(1.92)

Incremental shares attributed to non-vested stock and outstanding options to purchase common stock of  0.1 million and 0.4 million for the three and nine months ended July 31, 2011, respectively, were excluded from the computation of diluted EPS because we had a net loss for the period, and any incremental shares would not be dilutive.

In addition, shares related to out-of-the money stock options that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS were 4.9 million for both the three and nine months ended July 31, 2012, and 5.7 million for both the three and nine months ended July 31, 2011, because to do so would have been anti-dilutive for the periods presented.